Stock Options, Awards and Warrants - Schedule of Estimate the Fair Value of Option Granted and Warrants Granted (Details) - BigToken Inc [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Expected life (in years)	7 years	3 years 9 months 18 days	3 years 9 months 18 days	3 years 2 months 12 days
Risk-free interest rate	0.50%	1.30%	1.30%	1.00%
Expected volatility	101.00%	102.00%	102.00%	85.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%